Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE NEW INCOME FUND, INC.
Entity Central Index Key	0000080249
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000005529
Shareholder Report [Line Items]
Fund Name	New Income Fund
Class Name	Investor Class
Trading Symbol	PRCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about New Income Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Income Fund - Investor Class	$45	0.44%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The U.S. investment-grade bond market delivered positive returns over the 12-month period, driven primarily by attractive coupon income as yields began near multiyear highs. A resilient economy, solid issuer fundamentals, and strong demand for high-quality fixed income securities also supported performance, although rising Treasury yields later in the period created some headwinds.

  The fund’s underweight to Treasuries combined with out-of-benchmark and overweight allocations to high yield bonds, bank loans, and securitized credit contributed to relative performance versus the Bloomberg U.S. Aggregate Bond Index during the period. Security selection in investment-grade corporate bonds also added value.

  Security selection in agency mortgage-backed securities, along with an early-period underweight to the sector, detracted from relative performance as the fund’s to-be-announced (TBA) positions underperformed. However, these losses were largely offset by income earned on the cash held to support the TBA positions. Tactical adjustments to the fund’s duration position also hampered performance.

  The fund seeks to maximize total return through income and capital appreciation by investing in a broadly diversified portfolio of mostly investment-grade debt instruments. The portfolio increased its allocations to securitized products during the period and held out-of-benchmark and overweight positions in these sectors at period-end.

  The fund held material exposure to derivatives during the period. The fund’s positions in interest rate derivatives, which are primarily used to manage exposure to certain parts of the yield curve, weighed on absolute performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Investor Class	Regulatory/Strategy Benchmark
2016	10,000	10,000
2016	10,240	10,232
2016	9,912	9,908
2017	10,029	10,008
2017	10,171	10,158
2017	10,314	10,283
2017	10,276	10,227
2018	10,128	10,059
2018	10,149	10,120
2018	10,207	10,175
2018	10,096	10,089
2019	10,384	10,378
2019	10,797	10,768
2019	11,218	11,210
2019	11,192	11,178
2020	11,535	11,590
2020	11,320	11,781
2020	11,671	11,936
2020	11,792	11,992
2021	11,656	11,750
2021	11,669	11,734
2021	11,882	11,925
2021	11,816	11,854
2022	11,405	11,440
2022	10,677	10,769
2022	10,429	10,552
2022	10,162	10,332
2023	10,185	10,328
2023	10,319	10,538
2023	10,178	10,426
2023	10,182	10,454
2024	10,388	10,671
2024	10,408	10,676
2024	10,902	11,187
2024	10,884	11,173
2025	11,004	11,291
2025	10,947	11,258
2025	11,228	11,538
2025	11,464	11,809
2026	11,644	11,998
2026	11,493	11,836

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
New Income Fund (Investor Class)	4.98%	-0.30%	1.40%
Bloomberg U.S. Aggregate Bond Index (Regulatory/Strategy Benchmark)	5.13	0.17	1.70

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 17,546,148,000
Holdings Count | Holding	1,820
Advisory Fees Paid, Amount	$ 6,651,000
InvestmentCompanyPortfolioTurnover	146.40%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$17,546,148 Number of Portfolio Holdings1,820
Holdings [Text Block]
Table Summary
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	29.1%
Corporate Bonds	25.8
U.S. Government & Agency Mortgage-Backed Securities	24.9
Asset-Backed Securities	10.3
Non-U.S. Government Mortgage-Backed Securities	6.5
Bank Loans	3.0
Foreign Government Obligations & Municipalities	2.4
Commercial Paper	0.4
Securities Lending Collateral	0.2
Short-Term and Other	-2.6

Largest Holdings [Text Block]
Table Summary
U.S. Treasury Notes	15.8%
U.S. Treasury Bonds	13.3
Federal National Mortgage Assn.	10.2
Federal Home Loan Mortgage	5.7
Government National Mortgage Assn.	5.1
UMBS	4.0
Carvana Auto Receivables Trust	0.8
JPMorgan Chase	0.7
T-Mobile USA	0.6
Boeing	0.6

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000005530
Shareholder Report [Line Items]
Fund Name	New Income Fund
Class Name	Advisor Class
Trading Symbol	PANIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about New Income Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Income Fund - Advisor Class	$94	0.92%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The U.S. investment-grade bond market delivered positive returns over the 12-month period, driven primarily by attractive coupon income as yields began near multiyear highs. A resilient economy, solid issuer fundamentals, and strong demand for high-quality fixed income securities also supported performance, although rising Treasury yields later in the period created some headwinds.

  The fund’s underweight to Treasuries combined with out-of-benchmark and overweight allocations to high yield bonds, bank loans, and securitized credit contributed to relative performance versus the Bloomberg U.S. Aggregate Bond Index during the period. Security selection in investment-grade corporate bonds also added value.

  Security selection in agency mortgage-backed securities, along with an early-period underweight to the sector, detracted from relative performance as the fund’s to-be-announced (TBA) positions underperformed. However, these losses were largely offset by income earned on the cash held to support the TBA positions. Tactical adjustments to the fund’s duration position also hampered performance.

  The fund seeks to maximize total return through income and capital appreciation by investing in a broadly diversified portfolio of mostly investment-grade debt instruments. The portfolio increased its allocations to securitized products during the period and held out-of-benchmark and overweight positions in these sectors at period-end.

  The fund held material exposure to derivatives during the period. The fund’s positions in interest rate derivatives, which are primarily used to manage exposure to certain parts of the yield curve, weighed on absolute performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Advisor Class	Regulatory/Strategy Benchmark
2016	10,000	10,000
2016	10,234	10,232
2016	9,899	9,908
2017	10,011	10,008
2017	10,156	10,158
2017	10,283	10,283
2017	10,238	10,227
2018	10,095	10,059
2018	10,097	10,120
2018	10,147	10,175
2018	10,028	10,089
2019	10,307	10,378
2019	10,707	10,768
2019	11,116	11,210
2019	11,082	11,178
2020	11,413	11,590
2020	11,191	11,781
2020	11,529	11,936
2020	11,639	11,992
2021	11,495	11,750
2021	11,498	11,734
2021	11,696	11,925
2021	11,616	11,854
2022	11,176	11,440
2022	10,428	10,769
2022	10,178	10,552
2022	9,909	10,332
2023	9,955	10,328
2023	10,070	10,538
2023	9,920	10,426
2023	9,911	10,454
2024	10,100	10,671
2024	10,106	10,676
2024	10,574	11,187
2024	10,544	11,173
2025	10,648	11,291
2025	10,580	11,258
2025	10,838	11,538
2025	11,053	11,809
2026	11,214	11,998
2026	11,054	11,836

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
New Income Fund (Advisor Class)	4.49%	-0.78%	1.01%
Bloomberg U.S. Aggregate Bond Index (Regulatory/Strategy Benchmark)	5.13	0.17	1.70

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 17,546,148,000
Holdings Count | Holding	1,820
Advisory Fees Paid, Amount	$ 6,651,000
InvestmentCompanyPortfolioTurnover	146.40%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$17,546,148 Number of Portfolio Holdings1,820
Holdings [Text Block]
Table Summary
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	29.1%
Corporate Bonds	25.8
U.S. Government & Agency Mortgage-Backed Securities	24.9
Asset-Backed Securities	10.3
Non-U.S. Government Mortgage-Backed Securities	6.5
Bank Loans	3.0
Foreign Government Obligations & Municipalities	2.4
Commercial Paper	0.4
Securities Lending Collateral	0.2
Short-Term and Other	-2.6

Largest Holdings [Text Block]
Table Summary
U.S. Treasury Notes	15.8%
U.S. Treasury Bonds	13.3
Federal National Mortgage Assn.	10.2
Federal Home Loan Mortgage	5.7
Government National Mortgage Assn.	5.1
UMBS	4.0
Carvana Auto Receivables Trust	0.8
JPMorgan Chase	0.7
T-Mobile USA	0.6
Boeing	0.6

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000005531
Shareholder Report [Line Items]
Fund Name	New Income Fund
Class Name	R Class
Trading Symbol	RRNIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about New Income Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Income Fund - R Class	$110	1.08%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The U.S. investment-grade bond market delivered positive returns over the 12-month period, driven primarily by attractive coupon income as yields began near multiyear highs. A resilient economy, solid issuer fundamentals, and strong demand for high-quality fixed income securities also supported performance, although rising Treasury yields later in the period created some headwinds.

  The fund’s underweight to Treasuries combined with out-of-benchmark and overweight allocations to high yield bonds, bank loans, and securitized credit contributed to relative performance versus the Bloomberg U.S. Aggregate Bond Index during the period. Security selection in investment-grade corporate bonds also added value.

  Security selection in agency mortgage-backed securities, along with an early-period underweight to the sector, detracted from relative performance as the fund’s to-be-announced (TBA) positions underperformed. However, these losses were largely offset by income earned on the cash held to support the TBA positions. Tactical adjustments to the fund’s duration position also hampered performance.

  The fund seeks to maximize total return through income and capital appreciation by investing in a broadly diversified portfolio of mostly investment-grade debt instruments. The portfolio increased its allocations to securitized products during the period and held out-of-benchmark and overweight positions in these sectors at period-end.

  The fund held material exposure to derivatives during the period. The fund’s positions in interest rate derivatives, which are primarily used to manage exposure to certain parts of the yield curve, weighed on absolute performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	R Class	Regulatory/Strategy Benchmark
2016	10,000	10,000
2016	10,236	10,232
2016	9,884	9,908
2017	9,986	10,008
2017	10,122	10,158
2017	10,238	10,283
2017	10,184	10,227
2018	10,033	10,059
2018	10,027	10,120
2018	10,068	10,175
2018	9,943	10,089
2019	10,222	10,378
2019	10,599	10,768
2019	10,996	11,210
2019	10,964	11,178
2020	11,282	11,590
2020	11,043	11,781
2020	11,366	11,936
2020	11,465	11,992
2021	11,325	11,750
2021	11,306	11,734
2021	11,504	11,925
2021	11,421	11,854
2022	11,007	11,440
2022	10,277	10,769
2022	10,022	10,552
2022	9,749	10,332
2023	9,768	10,328
2023	9,881	10,538
2023	9,730	10,426
2023	9,718	10,454
2024	9,900	10,671
2024	9,902	10,676
2024	10,343	11,187
2024	10,322	11,173
2025	10,419	11,291
2025	10,349	11,258
2025	10,584	11,538
2025	10,803	11,809
2026	10,942	11,998
2026	10,783	11,836

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
New Income Fund (R Class)	4.19%	-0.94%	0.76%
Bloomberg U.S. Aggregate Bond Index (Regulatory/Strategy Benchmark)	5.13	0.17	1.70

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 17,546,148,000
Holdings Count | Holding	1,820
Advisory Fees Paid, Amount	$ 6,651,000
InvestmentCompanyPortfolioTurnover	146.40%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$17,546,148 Number of Portfolio Holdings1,820
Holdings [Text Block]
Table Summary
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	29.1%
Corporate Bonds	25.8
U.S. Government & Agency Mortgage-Backed Securities	24.9
Asset-Backed Securities	10.3
Non-U.S. Government Mortgage-Backed Securities	6.5
Bank Loans	3.0
Foreign Government Obligations & Municipalities	2.4
Commercial Paper	0.4
Securities Lending Collateral	0.2
Short-Term and Other	-2.6

Largest Holdings [Text Block]
Table Summary
U.S. Treasury Notes	15.8%
U.S. Treasury Bonds	13.3
Federal National Mortgage Assn.	10.2
Federal Home Loan Mortgage	5.7
Government National Mortgage Assn.	5.1
UMBS	4.0
Carvana Auto Receivables Trust	0.8
JPMorgan Chase	0.7
T-Mobile USA	0.6
Boeing	0.6

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000159679
Shareholder Report [Line Items]
Fund Name	New Income Fund
Class Name	I Class
Trading Symbol	PRXEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about New Income Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Income Fund - I Class	$37	0.36%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The U.S. investment-grade bond market delivered positive returns over the 12-month period, driven primarily by attractive coupon income as yields began near multiyear highs. A resilient economy, solid issuer fundamentals, and strong demand for high-quality fixed income securities also supported performance, although rising Treasury yields later in the period created some headwinds.

  The fund’s underweight to Treasuries combined with out-of-benchmark and overweight allocations to high yield bonds, bank loans, and securitized credit contributed to relative performance versus the Bloomberg U.S. Aggregate Bond Index during the period. Security selection in investment-grade corporate bonds also added value.

  Security selection in agency mortgage-backed securities, along with an early-period underweight to the sector, detracted from relative performance as the fund’s to-be-announced (TBA) positions underperformed. However, these losses were largely offset by income earned on the cash held to support the TBA positions. Tactical adjustments to the fund’s duration position also hampered performance.

  The fund seeks to maximize total return through income and capital appreciation by investing in a broadly diversified portfolio of mostly investment-grade debt instruments. The portfolio increased its allocations to securitized products during the period and held out-of-benchmark and overweight positions in these sectors at period-end.

  The fund held material exposure to derivatives during the period. The fund’s positions in interest rate derivatives, which are primarily used to manage exposure to certain parts of the yield curve, weighed on absolute performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	I Class	Regulatory/Strategy Benchmark
2016	500,000	500,000
2016	512,736	511,616
2016	495,958	495,403
2017	501,999	500,416
2017	509,833	507,893
2017	516,678	514,136
2017	514,954	511,326
2018	508,272	502,944
2018	508,901	505,990
2018	511,993	508,741
2018	506,593	504,464
2019	521,787	518,886
2019	542,081	538,376
2019	563,448	560,492
2019	562,872	558,902
2020	580,278	579,506
2020	569,081	589,067
2020	586,832	596,775
2020	593,079	599,611
2021	586,903	587,524
2021	587,081	586,682
2021	597,882	596,272
2021	595,280	592,695
2022	574,718	571,989
2022	537,641	538,444
2022	525,242	527,606
2022	511,857	516,596
2023	513,778	516,381
2023	520,657	526,907
2023	512,993	521,310
2023	513,909	522,690
2024	523,800	533,562
2024	524,896	533,786
2024	549,970	559,349
2024	549,834	558,625
2025	556,037	564,552
2025	553,274	562,924
2025	566,878	576,891
2025	579,621	590,474
2026	588,138	599,896
2026	580,585	591,821

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
New Income Fund (I Class)	4.94%	-0.22%	1.51%
Bloomberg U.S. Aggregate Bond Index (Regulatory/Strategy Benchmark)	5.13	0.17	1.70

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 17,546,148,000
Holdings Count | Holding	1,820
Advisory Fees Paid, Amount	$ 6,651,000
InvestmentCompanyPortfolioTurnover	146.40%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$17,546,148 Number of Portfolio Holdings1,820
Holdings [Text Block]
Table Summary
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	29.1%
Corporate Bonds	25.8
U.S. Government & Agency Mortgage-Backed Securities	24.9
Asset-Backed Securities	10.3
Non-U.S. Government Mortgage-Backed Securities	6.5
Bank Loans	3.0
Foreign Government Obligations & Municipalities	2.4
Commercial Paper	0.4
Securities Lending Collateral	0.2
Short-Term and Other	-2.6

Largest Holdings [Text Block]
Table Summary
U.S. Treasury Notes	15.8%
U.S. Treasury Bonds	13.3
Federal National Mortgage Assn.	10.2
Federal Home Loan Mortgage	5.7
Government National Mortgage Assn.	5.1
UMBS	4.0
Carvana Auto Receivables Trust	0.8
JPMorgan Chase	0.7
T-Mobile USA	0.6
Boeing	0.6

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000219349
Shareholder Report [Line Items]
Fund Name	New Income Fund
Class Name	Z Class
Trading Symbol	TRVZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about New Income Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Income Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The U.S. investment-grade bond market delivered positive returns over the 12-month period, driven primarily by attractive coupon income as yields began near multiyear highs. A resilient economy, solid issuer fundamentals, and strong demand for high-quality fixed income securities also supported performance, although rising Treasury yields later in the period created some headwinds.

  The fund’s underweight to Treasuries combined with out-of-benchmark and overweight allocations to high yield bonds, bank loans, and securitized credit contributed to relative performance versus the Bloomberg U.S. Aggregate Bond Index during the period. Security selection in investment-grade corporate bonds also added value.

  Security selection in agency mortgage-backed securities, along with an early-period underweight to the sector, detracted from relative performance as the fund’s to-be-announced (TBA) positions underperformed. However, these losses were largely offset by income earned on the cash held to support the TBA positions. Tactical adjustments to the fund’s duration position also hampered performance.

  The fund seeks to maximize total return through income and capital appreciation by investing in a broadly diversified portfolio of mostly investment-grade debt instruments. The portfolio increased its allocations to securitized products during the period and held out-of-benchmark and overweight positions in these sectors at period-end.

  The fund held material exposure to derivatives during the period. The fund’s positions in interest rate derivatives, which are primarily used to manage exposure to certain parts of the yield curve, weighed on absolute performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Z Class	Regulatory/Strategy Benchmark
3/16/20	10,000	10,000
5/31/20	10,160	10,215
8/31/20	10,487	10,349
11/30/20	10,609	10,398
2/28/21	10,509	10,188
5/31/21	10,522	10,173
8/31/21	10,727	10,340
11/30/21	10,690	10,278
2/28/22	10,329	9,919
5/31/22	9,671	9,337
8/31/22	9,457	9,149
11/30/22	9,224	8,958
2/28/23	9,267	8,954
5/31/23	9,399	9,137
8/31/23	9,269	9,040
11/30/23	9,294	9,064
2/29/24	9,493	9,252
5/31/24	9,522	9,256
8/31/24	9,972	9,700
11/30/24	9,979	9,687
2/28/25	10,100	9,790
5/31/25	10,059	9,762
8/31/25	10,315	10,004
11/30/25	10,557	10,239
2/28/26	10,721	10,403
5/31/26	10,593	10,263

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	Since Inception 3/16/20
New Income Fund (Z Class)	5.31%	0.13%	0.93%
Bloomberg U.S. Aggregate Bond Index (Regulatory/Strategy Benchmark)	5.13	0.17	0.42

Performance Inception Date	Mar. 16, 2020
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 17,546,148,000
Holdings Count | Holding	1,820
Advisory Fees Paid, Amount	$ 6,651,000
InvestmentCompanyPortfolioTurnover	146.40%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$17,546,148 Number of Portfolio Holdings1,820
Holdings [Text Block]
Table Summary
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	29.1%
Corporate Bonds	25.8
U.S. Government & Agency Mortgage-Backed Securities	24.9
Asset-Backed Securities	10.3
Non-U.S. Government Mortgage-Backed Securities	6.5
Bank Loans	3.0
Foreign Government Obligations & Municipalities	2.4
Commercial Paper	0.4
Securities Lending Collateral	0.2
Short-Term and Other	-2.6

Largest Holdings [Text Block]
Table Summary
U.S. Treasury Notes	15.8%
U.S. Treasury Bonds	13.3
Federal National Mortgage Assn.	10.2
Federal Home Loan Mortgage	5.7
Government National Mortgage Assn.	5.1
UMBS	4.0
Carvana Auto Receivables Trust	0.8
JPMorgan Chase	0.7
T-Mobile USA	0.6
Boeing	0.6

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless